MARKETABLE SECURITIES - Schedule of Amortized Cost and Fair Value of Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available for sale:
Amortized Cost	$ 235,849	$ 160,182
Gross Unrealized Gains	69	16
Gross Unrealized Losses	3,546	3,273
Estimated Fair Value	232,372	156,925
Held to maturity:
Amortized Cost	174,684	189,371
Gross Unrealized Gains	2,554	1,484
Gross Unrealized Losses	448	4,700
Estimated Fair Value	176,790	186,155
Corporate bonds
Available for sale:
Amortized Cost	18,823	25,254
Gross Unrealized Gains	64	6
Gross Unrealized Losses	50	377
Estimated Fair Value	18,837	24,883
Municipal securities
Available for sale:
Amortized Cost	7,746	7,841
Gross Unrealized Gains	0	0
Gross Unrealized Losses	200	622
Estimated Fair Value	7,546	7,219
Mortgage-backed securities
Available for sale:
Amortized Cost	92,471	61,298
Gross Unrealized Gains	0	0
Gross Unrealized Losses	1,793	1,608
Estimated Fair Value	90,678	59,690
Collateralized mortgage obligations
Available for sale:
Amortized Cost	116,809	65,789
Gross Unrealized Gains	5	10
Gross Unrealized Losses	1,503	666
Estimated Fair Value	115,311	65,133
Municipal securities
Held to maturity:
Amortized Cost	146,496	149,420
Gross Unrealized Gains	2,244	901
Gross Unrealized Losses	218	3,889
Estimated Fair Value	148,522	146,432
Mortgage-backed securities
Held to maturity:
Amortized Cost	22,026	28,450
Gross Unrealized Gains	199	318
Gross Unrealized Losses	230	290
Estimated Fair Value	21,995	28,478
Collateralized mortgage obligations
Held to maturity:
Amortized Cost	6,162	11,501
Gross Unrealized Gains	111	265
Gross Unrealized Losses	0	521
Estimated Fair Value	$ 6,273	$ 11,245